Redeemable, Convertible Preferred Stock - Narrative (Details) $ in Thousands		3 Months Ended	12 Months Ended
	Feb. 08, 2023 USD ($) shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares
Temporary Equity [Line Items]
Conversion ratio	1
In-kind payment of preferred dividend | $	$ 241,529	$ 241,529	$ 241,529
Common stock dividends (in shares)	24,152,942
Common Stock
Temporary Equity [Line Items]
Conversion of preferred stock into common stock (in shares)	153,895,644		153,895,644